Amount of Finance Receivables Segregated into Aging Categories Based on Number of Days Outstanding (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	¥ 16,298,284	¥ 14,470,193
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	11,821,070	10,366,261
30-59 days past due	129,649	105,056
60-89 days past due	29,552	22,824
90 days or greater past due	35,573	29,223
Total	12,015,844	10,523,364
Finance leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,147,488	1,062,194
30-59 days past due	4,179	3,396
60-89 days past due	1,985	1,490
90 days or greater past due	4,709	4,099
Total	1,158,361	1,071,179
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,540,395	1,434,534
30-59 days past due	2	8
90 days or greater past due		20
Total	1,540,397	1,434,562
Real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	854,791	739,659
30-59 days past due	70	525
60-89 days past due		70
90 days or greater past due	26
Total	854,887	740,254
Working capital
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	728,689	700,819
90 days or greater past due	106	15
Total	¥ 728,795	¥ 700,834